United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5843

(Investment Company Act File Number)

Cash Trust Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/2012

Date of Reporting Period: Quarter ended 08/31/2011

Item 1. Schedule of Investments

Federated Government Cash Series

Portfolio of Investments

August 31, 2011 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 45.0%
$47,570,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.173% - 0.218%, 9/12/2011 - 11/20/2011	47,567,326
106,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.104% - 0.197%, 9/9/2011 - 10/30/2011	105,980,910
279,750,000		Federal Home Loan Bank System Notes, 0.100% - 0.490%, 10/14/2011 - 9/28/2012	279,738,947
37,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.090% - 0.170%, 9/12/2011 - 1/17/2012	36,993,225
117,255,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.111% - 0.240%, 9/1/2011 - 9/29/2011	117,210,380
51,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.142% - 0.155%, 9/3/2011 - 9/6/2011	50,964,860
28,664,000		Federal Home Loan Mortgage Corp. Notes, 4.750% - 5.000%, 3/5/2012 - 3/29/2012	29,382,662
61,700,000	[2]	Federal National Mortgage Association Discount Notes, 0.150% - 0.200%, 9/7/2011 - 10/5/2011	61,691,395
41,700,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.172% - 0.235%, 9/12/2011 - 11/17/2011	41,681,224
78,950,000		Federal National Mortgage Association Notes, 0.875% - 6.125%, 11/15/2011 - 3/30/2012	79,891,553
58,000,000	[1]	General Electric Capital Corp. (GTD by FDIC) Floating Rate Notes, 1.182%, 9/9/2011	58,134,868
22,000,000	[1]	Goldman Sachs Group, Inc. (GTD by FDIC) Floating Rate Notes, 0.522%, 11/9/2011	22,007,671
31,100,000	[1]	Morgan Stanley (GTD by FDIC) Floating Rate Notes, 0.597%, 9/20/2011	31,196,569
237,290,000	[2,3,4]	Straight A Funding, LLC (Unconditional Liquidity Support from Federal Financing Bank) Discount Notes, 0.190% - 0.200%, 10/25/2011 - 11/15/2011	237,207,568
		TOTAL GOVERNMENT AGENCIES	1,199,649,158
		U.S. Treasury – 1.1%
17,000,000		United States Treasury Notes, 1.000% - 4.625%, 12/31/2011	17,113,373
5,000,000		United States Treasury Notes, 1.750%, 11/15/2011	5,015,308
7,000,000		United States Treasury Notes, 4.625%, 2/29/2012	7,153,014
		TOTAL U.S. TREASURY	29,281,695
		Repurchase Agreements – 54.5%
20,921,000		Interest in $4,070,000,000 joint repurchase agreement 0.07%, dated 8/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,070,007,914 on 9/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/20/2040 and the market value of those underlying securities was $4,192,108,152.	20,921,000
52,000,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 8/25/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,011,667 on 9/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/20/2041 and the market value of those underlying securities was $1,023,388,825.	52,000,000
85,000,000	[5]	Interest in $1,623,000,000 joint repurchase agreement 0.07%, dated 8/30/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,623,022,091 on 9/6/2011. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/1/2046 and the market value of those underlying securities was $1,671,694,630.	85,000,000
96,000,000	[5]	Interest in $1,797,000,000 joint repurchase agreement 0.15%, dated 7/21/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,797,673,875 on 10/20/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2046 and the market value of those underlying securities was $1,847,148,651.	96,000,000
380,000,000		Interest in $1,523,000,000 joint repurchase agreement 0.08%, dated 8/31/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,523,003,384 on 9/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/20/2041 and the market value of those underlying securities was $1,553,463,453.	380,000,000
95,000,000	[5]	Interest in $2,066,000,000 joint repurchase agreement 0.12%, dated 8/11/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,066,227,260 on 9/13/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/16/2050 and the market value of those underlying securities was $2,123,224,951.	95,000,000
50,000,000	[5]	Interest in $3,000,000,000 joint repurchase agreement 0.07%, dated 8/30/2011 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $3,000,040,833 on 9/6/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/16/2045 and the market value of those underlying securities was $3,090,012,017.	50,000,000
50,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.15%, dated 7/26/2011 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,187,500 on 10/25/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2041 and the market value of those underlying securities was $510,074,523.	50,000,000
1

Principal Amount			Value
$26,171,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.17%, dated 8/24/2011 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,212,500 on 11/23/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2041 and the market value of those underlying securities was $514,945,803.	26,171,000
350,000,000		Repurchase agreement 0.06%, dated 8/31/2011 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $350,000,583 on 9/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $357,000,638.	350,000,000
250,000,000		Interest in $900,000,000 joint repurchase agreement 0.07%, dated 8/31/2011 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $900,001,750 on 9/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2041 and the market value of those underlying securities was $919,759,736.	250,000,000
		TOTAL REPURCHASE AGREEMENTS	1,455,092,000
		TOTAL INVESTMENTS — 100.6% (AT AMORTIZED COST)[6]	2,684,022,853
		OTHER ASSETS AND LIABILITIES - NET — (0.6)%[7]	(15,307,076)
		TOTAL NET ASSETS — 100%	$2,668,715,777
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2011, these restricted securities amounted to $237,207,568, which represented 8.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2011, these liquid restricted securities amounted to $237,207,568, which represented 8.9% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of August 31, 2011, all investments of the Fund are valued at amortized cost , which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

FDIC	— Federal Deposit Insurance Corporation
GTD	— Guaranteed
2

Federated Municipal Cash Series

Portfolio of Investments

August 31, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.9%[1,2]
		Alabama – 0.3%
$1,384,500		Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 9/1/2011	1,384,500
		Arizona – 10.4%
1,255,000		Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.480%, 9/1/2011	1,255,000
7,221,000		Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.330%, 9/1/2011	7,221,000
3,500,000		Maricopa County, AZ, IDA MFH, (Series 2008: Village at Sun Valley Apartments) Weekly VRDNs (Western Sun Valley, LP)/(FHLMC LOC), 0.250%, 9/1/2011	3,500,000
2,900,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.320%, 9/1/2011	2,900,000
5,610,000		Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Wells Fargo & Co. LOC), 0.290%, 9/1/2011	5,610,000
1,160,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (MechoShade West, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 9/1/2011	1,160,000
2,100,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank, N.A. LOC), 0.310%, 9/1/2011	2,100,000
6,750,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.260%, 9/1/2011	6,750,000
3,630,000		Pinal County, AZ IDA, (Series 2005) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.360%, 9/1/2011	3,630,000
1,175,000		Pinal County, AZ IDA, (Series 2006) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.360%, 9/1/2011	1,175,000
3,795,000		Pinal County, AZ IDA, (Series 2007) Weekly VRDNs (Artistic Paver Mfg. Phoenix, Inc.)/(SunTrust Bank LOC), 0.430%, 9/7/2011	3,795,000
2,135,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.210%, 9/1/2011	2,135,000
6,500,000		Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 9/1/2011	6,500,000
290,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.240%, 9/7/2011	290,000
6,180,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.400%, 9/1/2011	6,180,000
		TOTAL	54,201,000
		California – 0.4%
2,205,000		Oxnard, CA IDFA, (Series 2004) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 1.200%, 9/1/2011	2,205,000
		Colorado – 0.1%
695,000		Colorado HFA, (Series 2000A) Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.340%, 9/1/2011	695,000
		Florida – 2.4%
790,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.330%, 9/1/2011	790,000
2,000,000		Florida Housing Finance Corp., (Series 2007 C) Weekly VRDNs (Pinewood Pointe Apartments)/(Natixis LOC), 0.480%, 9/1/2011	2,000,000
3,725,000		Orange County, FL IDA, (Series 2004) Weekly VRDNs (UCF Hospitality School Student Housing Foundation)/(SunTrust Bank LOC), 0.400%, 9/7/2011	3,725,000
6,140,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 9/2/2011	6,140,000
		TOTAL	12,655,000
		Georgia – 10.5%
3,350,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.340%, 9/1/2011	3,350,000
6,000,000		Burke County, GA Development Authority, PCR (Series 1992) Daily VRDNs (Georgia Power Co.), 0.190%, 9/1/2011	6,000,000
6,530,000		Clayton County, GA Housing Authority, (Series 1990 E) Weekly VRDNs (Chateau Forest Apartments)/(Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.920%, 9/7/2011	6,530,000
1,080,000		Fitzgerald & Ben Hill County, GA Development Authority, (Series 2007) Weekly VRDNs (Agri-Products, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.270%, 9/1/2011	1,080,000
12,000,000		Fulton County, GA Housing Authority, (Series 2008A) Weekly VRDNs (Walton Lakes LLC)/(FHLB of Atlanta LOC), 0.200%, 9/7/2011	12,000,000
1,900,000		Georgia Ports Authority, (Series 1996A) Weekly VRDNs (Colonel's Island Terminal)/(Branch Banking & Trust Co. LOC), 0.260%, 9/7/2011	1,900,000

Principal Amount			Value
$6,865,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.260%, 9/1/2011	6,865,000
4,000,000		Municipal Gas Authority of Georgia, (Series III — J), 2.00% Bonds, 11/16/2011	4,011,585
4,000,000		Pike County, GA Development Authority, (Series 2003) Weekly VRDNs (Southern Mills, Inc.)/(Bank of America N.A. LOC), 0.450%, 9/7/2011	4,000,000
3,500,000		Wayne County, GA Development Authority, (Series 2000) Weekly VRDNs (Republic Services of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.340%, 9/1/2011	3,500,000
5,600,000		Willacoochee, GA Development Authority, (Series 1997) Weekly VRDNs (Langboard, Inc.)/(FHLB of Atlanta LOC), 0.310%, 9/1/2011	5,600,000
		TOTAL	54,836,585
		Illinois – 6.1%
3,895,000		Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living L.P.)/(BMO Harris Bank, N.A. LOC), 0.300%, 9/1/2011	3,895,000
1,505,000		Chicago, IL, (Series 2001) Weekly VRDNs (J.M.B. Moesle LLC)/(BMO Harris Bank, N.A. LOC), 0.550%, 9/1/2011	1,505,000
3,000,000		Chicago, IL, (Series 2005D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 4.000%, 9/1/2011	3,000,000
1,800,000		Elgin, IL, (Series 2001) Weekly VRDNs (Gemini Mouldings, Inc.)/(Bank of America N.A. LOC), 0.910%, 9/1/2011	1,800,000
1,295,000		Illinois Development Finance Authority IDB Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A. LOC), 0.480%, 9/1/2011	1,295,000
2,525,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 9/1/2011	2,525,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.460%, 9/1/2011	1,000,000
3,000,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (Kasbergen Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.360%, 9/1/2011	3,000,000
2,900,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Jasper Meats, Inc.)/(BMO Harris Bank, N.A. LOC), 0.350%, 9/1/2011	2,900,000
3,300,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.420%, 9/7/2011	3,300,000
7,600,000		Will County, IL, (Series 2007) Weekly VRDNs (University of St. Francis)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 9/2/2011	7,600,000
		TOTAL	31,820,000
		Indiana – 5.6%
7,250,000		Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.260%, 9/1/2011	7,250,000
1,500,000		Indiana Development Finance Authority, EDRB (Series 2002) Weekly VRDNs (Vreba-Hoff Dairy Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 0.310%, 9/1/2011	1,500,000
12,000,000		Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.370%, 9/1/2011	12,000,000
5,500,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 0.320%, 9/1/2011	5,500,000
3,000,000		Lawrence, IN EDR Board, (Series 2002) Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 9/1/2011	3,000,000
		TOTAL	29,250,000
		Kansas – 1.0%
2,872,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.330%, 9/1/2011	2,872,000
2,125,000		Wyandotte County, KS, (Series 1999) Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A. LOC), 0.250%, 9/7/2011	2,125,000
		TOTAL	4,997,000
		Kentucky – 0.5%
600,000		Henderson County, KY, (Series 1996A) Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.560%, 9/1/2011	600,000
2,100,000		Kentucky Housing Corp., (Series 2007) Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 1.150%, 9/1/2011	2,100,000
		TOTAL	2,700,000
		Louisiana – 1.5%
4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 9/7/2011	4,900,000
2,800,000		Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.390%, 9/1/2011	2,800,000
		TOTAL	7,700,000
		Maine – 1.9%
2,340,000		Dover-Foxcroft, ME, (Series 2005) Weekly VRDNs (Pleasant River Lumber Co.)/(Wells Fargo Bank, N.A. LOC), 0.310%, 9/7/2011	2,340,000

Principal Amount			Value
$7,420,000		Old Town, ME, (Series 2004) Weekly VRDNs (Georgia-Pacific Corp.)/(BNP Paribas SA LOC), 0.250%, 9/7/2011	7,420,000
		TOTAL	9,760,000
		Michigan – 1.4%
7,500,000		Kent Hospital Finance Authority, MI, (Series 2008B-2) Weekly VRDNs (Spectrum Health)/(Landesbank Baden-Wurttemberg LIQ), 0.350%, 9/7/2011	7,500,000
		Minnesota – 0.0%
50,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.540%, 9/1/2011	50,000
		Multi-State – 7.3%
2,000,000	[3,4]	Blackrock MuniYield Quality Fund III, Inc., Weekly VRDPs (3,564 Series W-7 VRDP Shares), 0.380%, 9/1/2011	2,000,000
2,250,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.360%, 9/1/2011	2,250,000
2,138,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.360%, 9/1/2011	2,138,000
6,700,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, Weekly VRDPs (Series 2)/(GTD by Deutsche Bank AG), 0.360%, 9/1/2011	6,700,000
5,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., Weekly VRDPs (2,118 Series 1)/(GTD by Barclays Bank PLC), 0.380%, 9/1/2011	5,000,000
5,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., Weekly VRDPs (Series 1)/(GTD by Deutsche Bank AG), 0.400% 9/1/2011	5,000,000
5,000,000	[3,4]	Nuveen Premier Municipal Income Fund, Inc., Weekly VRDPs (1.277 Series 1)/(GTD by Barclays Bank PLC), 0.380%, 9/1/2011	5,000,000
10,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., Weekly VRDPs (Series 1)/(GTD by JPMorgan Chase Bank, N.A.), 0.340%, 9/1/2011	10,000,000
		TOTAL	38,088,000
		New Hampshire – 0.5%
2,500,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.38% CP (New England Power Co.), Mandatory Tender 9/1/2011	2,500,000
		New Jersey – 3.7%
2,887,000		Chester Township, NJ, 1.50% BANs, 9/30/2011	2,888,821
3,286,610		Evesham Township, NJ, 1.25% BANs, 10/27/2011	3,289,866
2,742,164		Glassboro Borough, NJ, (Series 2011B), 2.00% BANs, 4/26/2012	2,755,360
2,521,429		Lavallette Borough, NJ, 1.50% BANs, 9/9/2011	2,521,812
3,181,000		Medford Township, NJ, (Series 2011A), 1.50% BANs, 7/10/2012	3,197,967
2,911,620		New Providence, NJ, 1.00% BANs, 1/27/2012	2,916,877
1,900,000		Somers Point, NJ, 1.75% BANs, 10/4/2011	1,901,447
		TOTAL	19,472,150
		New Mexico – 1.2%
6,500,000		New Mexico Educational Assistance Foundation, (Senior Series 2003A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.200%, 9/7/2011	6,500,000
		New York – 8.2%
4,118,330		Brasher Falls, NY CSD, 1.75% BANs, 6/29/2012	4,143,545
1,005,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.360%, 9/1/2011	1,005,000
1,100,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.390%, 9/7/2011	1,100,000
1,565,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.490%, 9/1/2011	1,565,000
1,700,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 0.440%, 9/7/2011	1,700,000
1,300,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.360%, 9/1/2011	1,300,000
2,900,000	[3,4]	New York City, NY TFA, ROCs (Series 11972) Weekly VRDNs (Citibank NA, New York LIQ), 0.210%, 9/1/2011	2,900,000
2,500,000	[3,4]	New York State Dormitory Authority, ROCs (Series 11975) Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(Citibank NA, New York LIQ), 0.210%, 9/1/2011	2,500,000
20,000,000	[3,4]	Nuveen New York Investment Quality Municipal Fund, Inc., Weekly VRDPs (Series 1)/(GTD by Citibank NA, New York), 0.360%, 9/1/2011	20,000,000
2,250,000		Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Bank of New York Mellon LOC), 0.220%, 9/1/2011	2,250,000
4,190,000	[3,4]	Tonawanda, NY Housing Authority, Red Stone (Series 2010 C-3) Weekly VRDNs (Tonawanda Towers )/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.370%, 9/1/2011	4,190,000
		TOTAL	42,653,545

Principal Amount			Value
		Ohio – 24.3%
$2,720,000		Akron, OH, (Series B), 1.125% BANs, 12/8/2011	2,723,805
2,200,000		Ashtabula County, OH, 1.15% BANs, 5/24/2012	2,205,547
4,850,000		Berea, OH, 1.05% BANs, 3/29/2012	4,861,048
2,500,000		Bowling Green, OH, 1.00% BANs, 3/16/2012	2,503,996
5,000,000		Butler County, OH, 0.50% BANs, 8/2/2012	5,000,000
5,500,000		Cleveland, OH, Subordinated Water Revenue Notes (Series 2011), 1.00% BANs, 7/26/2012	5,524,572
2,995,000		Dayton-Montgomery County, OH Port Authority, (Series 2007A) Weekly VRDNs (CareSource Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 9/2/2011	2,995,000
3,575,000		Franklin County, OH Health Care Facilities, (Series 2010A) Weekly VRDNs (Ohio State University Physicians, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 9/2/2011	3,575,000
1,290,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 9/1/2011	1,290,000
4,500,000		Hunting Valley, OH, 1.00% BANs, 4/11/2012	4,509,513
1,500,000		Kent, OH, 1.50% BANs, 5/17/2012	1,507,898
3,905,000		Marion County, OH MFH, (Series 2006) Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 0.240%, 9/1/2011	3,905,000
1,180,000		Marion County, OH, 1.50% BANs, 4/26/2012	1,183,793
1,100,000		Mayfield, OH, 1.125% BANs, 8/30/2012	1,103,523
4,500,000		Medina County, OH, (Series 1998) Weekly VRDNs (Mack Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 9/1/2011	4,500,000
7,000,000		Montgomery County, OH Hospital Authority, (Series 2008A) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 2.700%, 9/7/2011	7,000,000
2,000,000		Niles, OH, 1.25% BANs, 11/9/2011	2,002,064
1,650,000		North Royalton, OH, 1.25% BANs, 2/22/2012	1,654,295
8,750,000		Ohio HFA, (Series 2005D) Weekly VRDNs (GNMA COL)/(FHLB of Cincinnati LIQ), 0.220%, 9/7/2011	8,750,000
17,650,000		Ohio HFA, (Series J) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.190%, 9/7/2011	17,650,000
4,500,000		Ohio State Higher Educational Facility Commission, (Series 2008E) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.230%, 9/7/2011	4,500,000
12,875,000		Ohio State Higher Educational Facility Commission, (Series B) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 0.360%, 9/1/2011	12,875,000
1,200,000		Painesville, OH, (Series 1), 1.80% BANs, 3/8/2012	1,205,524
1,500,000		Parma Heights, OH, 1.25% BANs, 8/1/2012	1,506,803
1,500,000		Sandusky, OH, (Series -1), 0.95% BANs, 10/13/2011	1,500,428
2,000,000		Streetsboro, OH, (Series 2011), 1.40% BANs, 1/26/2012	2,004,358
1,223,000		Tipp City, OH, 1.25% BANs, 2/21/2012	1,226,453
4,000,000		Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(Bank of America N.A. LOC), 0.400%, 9/1/2011	4,000,000
1,405,000		Trotwood, OH, 1.75% BANs, 3/15/2012	1,408,709
10,600,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 9/2/2011	10,600,000
1,400,000		Willowick, OH, 1.15% BANs, 3/8/2012	1,402,870
		TOTAL	126,675,199
		Puerto Rico – 1.3%
6,995,000	[3,4]	Puerto Rico Highway and Transportation Authority, DCL Floater Certificates (Series 2008-008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 2.700%, 9/1/2011	6,995,000
		South Carolina – 0.9%
4,480,000		South Carolina Jobs-EDA, (Series 2007) Weekly VRDNs (ACI Industries LLC)/(Bank of America N.A. LOC), 0.390%, 9/1/2011	4,480,000
		South Dakota – 0.6%
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.270%, 9/1/2011	3,000,000
		Tennessee – 2.2%
1,400,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2006 B-1) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.280%, 9/1/2011	1,400,000
10,000,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2006) Weekly VRDNs (The Fountains Apartments, LLC)/(Fifth Third Bank, Cincinnati LOC), 0.370%, 9/2/2011	10,000,000
		TOTAL	11,400,000

Principal Amount			Value
		Texas – 1.7%
$1,880,000		Houston, TX Higher Education Finance Corp., (Series 2003A: Tierwester Oaks and Richfield Manor) Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York Mellon LOC), 0.820%, 9/1/2011	1,880,000
4,110,000	[3,4]	Texas State Department of Housing & Community Affairs, P-FLOATs (Series PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(GTD by FHLMC)/(FHLMC LIQ), 0.310%, 9/1/2011	4,110,000
2,850,000		Waxahachie, TX IDA, (Series 1998) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 0.430%, 9/7/2011	2,850,000
		TOTAL	8,840,000
		Vermont – 0.5%
2,375,000		Vermont EDA, (Series 2008A) Weekly VRDNs (Green Mountain College)/(Key Bank, N.A. LOC), 0.300%, 9/1/2011	2,375,000
		Virginia – 5.0%
3,500,000		Capital Beltway Funding Corporation, VA, (Series C) Weekly VRDNs (National Australia Bank Ltd., Melbourne LOC), 0.120%, 9/1/2011	3,500,000
4,000,000		Fairfax County, VA IDA, (Inova Health System), (Series 2010A-1), 0.330%, 9/1/2011	4,000,000
2,650,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.32% CP (Virginia Electric & Power Co.), Mandatory Tender 10/6/2011	2,650,000
1,000,000		Hanover County, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/(Citibank NA, New York LOC), 0.150%, 9/7/2011	1,000,000
1,400,000		Loudoun County, VA IDA, (Series 2004) Weekly VRDNs (Jack Kent Cooke Foundation)/(Wells Fargo Bank, N.A. LOC), 0.190%, 9/1/2011	1,400,000
2,000,000		Montgomery County, VA IDA, (Series 2005) Daily VRDNs (Virginia Tech Foundation)/(Bank of America N.A. LOC), 0.170%, 9/1/2011	2,000,000
2,555,000		Virginia Peninsula Port Authority, (Series C) Daily VRDNs (Dominion Terminal Associates)/(U.S. Bank, N.A. LOC), 0.170%, 9/1/2011	2,555,000
2,500,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B16) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.230%, 9/7/2011	2,500,000
4,405,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B22) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.230%, 9/7/2011	4,405,000
2,030,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-C3) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.230%, 9/7/2011	2,030,000
		TOTAL	26,040,000
		Wisconsin – 0.4%
2,000,000		Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 9/1/2011	2,000,000
		TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	520,772,979
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	504,838
		TOTAL NET ASSETS — 100%	$521,277,817

Securities that are subject to the federal alternative minimum tax (AMT) represent 61.0% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At August 31, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
96.8%	3.2%

2	Current rate and next reset date shown for Variable Rate Demand Notes.

3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2011, these restricted securities amounted to $93,515,000, which represented 17.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2011, these liquid restricted securities amounted to $93,515,000, which represented 17.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of August 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
CSD	— -Central School District
EDA	— Economic Development Authority
EDRB	— Economic Development Revenue Bond
EDR	— -Economic Development Revenue
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDFA	— Industrial Development Finance Authority
IDRB(s)	— Industrial Development Revenue Bond(s)
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
MMMs	— Money Market Municipals
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
ROCs	— Reset Option Certificates
TFA	— Transitional Finance Authority
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

Federated Prime Cash Series

Portfolio of Investments

August 31, 2011 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.6%
		Finance - Automotive – 1.3%
$10,620,164		AmeriCredit Automobile Receivables Trust 2011-3, Class A1, 0.277%, 7/9/2012	10,620,164
17,445,761	[1,2]	SMART (Series 2011-2US Trust), Class A1, 0.365%, 7/14/2012	17,445,761
19,075,282		Santander Drive Auto Receivables Trust 2011-2, Class A1, 0.286%, 6/15/2012	19,075,282
		TOTAL	47,141,207
		Finance - Equipment – 0.7%
5,028,985	[1,2]	GE Equipment Small Ticket LLC (Series 2011-1), Class A1, 0.382%, 2/21/2012	5,028,985
8,387,838		GE Equipment Transportation LLC, (Series 2011-1), Class A1, 0.294%, 7/20/2012	8,387,838
7,159,112	[1,2]	MMAF Equipment Finance LLC (Series 2011-A), Class A1, 0.323%, 8/15/2012	7,159,112
4,830,222	[1,2]	Macquarie Equipment Funding Trust 2011-A, Class A1, 0.432%, 3/20/2012	4,830,222
		TOTAL	25,406,157
		Finance - Retail – 0.6%
20,000,000	[1,2,3]	Fosse Master Issuer PLC 2011-1, Class A1, 0.340%, 9/19/2011	20,000,000
		TOTAL ASSET-BACKED SECURITIES	92,547,364
		Bank Note – 1.0%
		Finance - Banking – 1.0%
35,000,000		Bank of America N.A., 0.200%, 9/22/2011	35,000,000
		Certificates of Deposit – 35.2%
		Finance - Banking – 35.2%
75,000,000		BNP Paribas SA, 0.530% - 0.550%, 9/9/2011 - 9/14/2011	75,000,000
75,000,000	[3]	Bank of Montreal, 0.309%, 9/26/2011	75,000,000
67,000,000		Bank of Nova Scotia, Toronto, 0.200%, 11/1/2011	67,000,000
170,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.250% - 0.320%, 9/2/2011 - 11/28/2011	170,000,000
25,000,000	[3]	Barclays Bank PLC, 0.641%, 9/27/2011	25,000,000
15,000,000		Barclays Bank PLC, 0.790%, 1/27/2012	15,000,000
15,000,000		Barclays Bank PLC, 0.810%, 1/25/2012	15,000,000
77,000,000		Credit Agricole Corporate and Investment Bank, 0.270% - 0.510%, 9/12/2011 - 11/14/2011	77,000,000
25,000,000	[3]	Credit Suisse, Zurich, 0.265%, 9/8/2011	25,000,000
75,000,000		Deutsche Bank AG, 0.230% - 0.400%, 9/21/2011 - 1/23/2012	75,000,000
25,000,000	[3]	Deutsche Bank AG, 0.548%, 11/21/2011	25,000,000
70,000,000		KBC Bank N.V., 0.550%, 9/26/2011	70,000,000
158,000,000		Mizuho Corporate Bank Ltd., 0.240% - 0.300%, 9/9/2011 - 11/10/2011	158,000,000
50,000,000		Natixis, 0.300%, 9/2/2011	50,000,000
25,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.285%, 9/6/2011	25,000,000
25,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.291%, 9/2/2011	25,000,000
25,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.295%, 9/8/2011	25,000,000
25,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.312%, 9/26/2011	24,999,186
158,650,000		Societe Generale, Paris, 0.320% - 0.520%, 9/16/2011 - 10/24/2011	158,650,000
55,000,000		Sumitomo Mitsui Banking Corp., 0.270%, 10/3/2011 - 10/24/2011	55,000,000
15,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.310%, 9/19/2011	15,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,250,649,186
		Collateralized Loan Agreements – 13.7%
		Finance - Banking – 13.7%
90,000,000		Barclays Capital, Inc., 0.436%, 9/19/2011	90,000,000
25,000,000		Citigroup Global Markets, Inc., 0.629%, 9/1/2011	25,000,000
150,000,000		Credit Suisse First Boston LLC, 0.335% - 0.345%, 10/20/2011 - 10/26/2011	150,000,000
25,000,000		J.P. Morgan Securities LLC, 0.507%, 9/20/2011	25,000,000
1

Principal Amount			Value
$50,000,000	[3]	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.720%, 9/1/2011	50,000,000
21,000,000		Mizuho Securities USA, Inc., 0.324%, 9/1/2011	21,000,000
60,000,000	[3]	RBS Securities, Inc., 0.470%, 9/1/2011	60,000,000
65,000,000		Wells Fargo Securities, LLC, 0.324% - 0.355%, 9/1/2011 - 10/4/2011	65,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	486,000,000
		Commercial Paper – 23.3%[4]
		Aerospace/Auto – 2.4%
85,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.180% - 0.341%, 10/24/2011 - 12/22/2011	84,957,655
		Finance - Automotive – 0.7%
25,000,000		FCAR Owner Trust, (A1+/P1 Series), 0.351%, 1/4/2012	24,969,618
		Finance - Banking – 12.7%
50,000,000		Citigroup Funding, Inc., 0.190%, 9/9/2011	49,997,889
8,000,000		Credit Agricole Corporate and Investment Bank, 0.381%, 11/7/2011	7,994,342
70,000,000		Credit Agricole North America, Inc., 0.380% - 0.501%, 9/14/2011 - 11/1/2011	69,975,778
75,000,000	[1,2]	Danske Corp., Inc., 0.230%, 9/2/2011	74,999,521
175,000,000		ING (U.S.) Funding LLC, 0.220% - 0.235%, 9/21/2011 - 10/14/2011	174,966,625
45,000,000	[1,2]	Matchpoint Master Trust, 0.381%, 11/28/2011	44,958,200
30,000,000	[1,2]	Surrey Funding Corporation, 0.200%, 10/4/2011	29,994,500
		TOTAL	452,886,855
		Finance - Commercial – 4.2%
50,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.300%, 10/26/2011	49,977,083
50,000,000	[1,2]	Starbird Funding Corp., 0.300%, 10/20/2011	49,979,584
50,000,000	[1,2]	Versailles Commercial Paper LLC, 0.500%, 9/23/2011	49,984,722
		TOTAL	149,941,389
		Finance - Retail – 2.5%
35,000,000	[1,2]	Alpine Securitization Corp., 0.200%, 9/23/2011	34,995,722
55,000,000	[1,2]	Salisbury Receivables Company LLC, 0.320% - 0.350%, 11/14/2011 - 11/16/2011	54,961,528
		TOTAL	89,957,250
		Machinery/Equipment/Auto – 0.6%
21,000,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. Support Agreement), 0.380% - 0.390%, 9/14/2011 - 9/16/2011	20,996,920
		Packaging & Containers – 0.1%
2,000,000		Bemis Co., Inc., 0.380%, 9/15/2011	1,999,704
		Telecommunications – 0.1%
2,400,000	[1,2]	Verizon Communications, Inc., 0.310%, 9/6/2011	2,399,897
		TOTAL COMMERCIAL PAPER	828,109,288
		Corporate Bonds – 3.3%
		Finance - Banking – 2.8%
100,000,000	[3]	JPMorgan Chase Bank, N.A., 0.253%, 9/21/2011	100,000,000
		Finance - Commercial – 0.5%
10,846,000		General Electric Capital Corp., 5.875%, 2/15/2012	11,111,620
8,000,000		General Electric Capital Corp., 6.000%, 6/15/2012	8,344,210
		TOTAL	19,455,830
		TOTAL CORPORATE BONDS	119,455,830
		Loan Participation – 2.8%
		Chemicals – 2.8%
100,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.400%, 9/28/2011	100,000,000
		Municipal Bond – 0.2%
		University – 0.2%
6,000,000	[3]	Regents of University of California, (Series 2011 Y-2), 0.267%, 9/1/2011	6,000,000
2

Principal Amount			Value
		Notes — Variable – 14.2%[3]
		Finance - Banking – 10.2%
$1,735,000		6380 Brackbill Associates LP, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.570%, 9/2/2011	1,735,000
44,795,000		Albany-Dougherty County, GA Hospital Authority, (Series 2008A), (SunTrust Bank LOC), 0.290%, 9/1/2011	44,795,000
50,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.295%, 9/7/2011	50,000,000
50,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.296%, 9/9/2011	50,000,000
4,825,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.210%, 9/2/2011	4,825,000
8,175,000		Chatham Capital Corp., (Series 2003), (Fifth Third Bank, Cincinnati LOC), 0.410%, 9/1/2011	8,175,000
20,000,000		Commonwealth Bank of Australia, 0.272%, 9/7/2011	19,997,068
495,000		Engle Printing & Publishing, (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.570%, 9/2/2011	495,000
13,340,000		Florida State Municipal Power Agency, (Series 2008E), (SunTrust Bank LOC), 0.280%, 9/1/2011	13,340,000
3,690,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.570%, 9/2/2011	3,690,000
1,590,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.570%, 9/2/2011	1,590,000
1,935,000		Great Southern Wood, Inc., (Wells Fargo Bank, N.A. LOC), 0.260%, 9/2/2011	1,935,000
2,615,000		Grob Systems, Inc., (Series 1998 & 1999), (Fifth Third Bank, Cincinnati LOC), 0.460%, 9/1/2011	2,615,000
860,000		Iowa 80 Group, Inc., (Series 2001), (Wells Fargo Bank, N.A. LOC), 0.300%, 9/1/2011	860,000
47,000,000		JPMorgan Chase Bank, N.A., 0.261%, 9/28/2011	47,000,000
50,000,000		Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.570%, 9/6/2011	50,000,000
6,995,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.210%, 9/7/2011	6,995,000
16,805,000		Serra Works Bond Holding Co. LLC, (Series 2008-A), (Fifth Third Bank, Cincinnati LOC), 0.380%, 9/1/2011	16,805,000
1,100,000		South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series 1999), (SunTrust Bank LOC), 0.650%, 9/1/2011	1,100,000
3,475,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.260%, 9/2/2011	3,475,000
20,000,000		Svenska Handelsbanken, Stockholm, 0.342%, 11/17/2011	20,000,000
135,000		TDB Realty Ltd., (PNC Bank, N.A. LOC), 2.700%, 9/1/2011	135,000
10,400,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.210%, 9/7/2011	10,400,000
3,750,000		Wiley Properties, Inc., (Series 2002), (Fifth Third Bank, Cincinnati LOC), 0.410%, 9/1/2011	3,750,000
		TOTAL	363,712,068
		Finance - Commercial – 0.5%
3,000,000		General Electric Capital Corp., 0.478%, 11/21/2011	3,000,887
2,500,000	[1,2]	KORDSA, Inc., (Series 2006), (General Electric Capital Corp. LOC), 0.280%, 9/1/2011	2,500,000
13,670,000	[1,2]	Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 0.280%, 9/1/2011	13,670,000
		TOTAL	19,170,887
		Finance - Retail – 0.9%
32,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.762%, 9/15/2011	32,000,000
		Government Agency – 1.7%
18,455,000		BBC Enterprises LLC, (Series 2007), (FHLB of San Francisco LOC), 0.220%, 9/1/2011	18,455,000
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.200%, 9/1/2011	10,000,000
31,000,000		Utah Telecommunication Open Infrastructure Agency, (Series 2008), (FHLB of Cincinnati LOC), 0.210%, 9/1/2011	31,000,000
		TOTAL	59,455,000
		Insurance – 0.9%
15,000,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-2), (Assured Guaranty Corp. INS), 0.280%, 9/1/2011	15,000,000
15,000,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-3), (Assured Guaranty Corp. INS), 0.280%, 9/1/2011	15,000,000
		TOTAL	30,000,000
		TOTAL NOTES — VARIABLE	504,337,955
		Repurchase Agreements – 3.7%
57,732,000		Interest in $4,070,000,000 joint repurchase agreement 0.07%, dated 8/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,070,007,914 on 9/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/20/2040 and the market value of those underlying securities was $4,192,108,152.	57,732,000
3

Principal Amount		Value
$75,000,000	Interest in $900,000,000 joint repurchase agreement 0.07%, dated 8/31/2011 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $900,001,750 on 9/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2041 and the market value of those underlying securities was $919,759,736.	75,000,000
	TOTAL REPURCHASE AGREEMENTS	132,732,000
	TOTAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[5]	3,554,831,623
	OTHER ASSETS AND LIABILITIES - NET — 0.0%[6]	998,401
	TOTAL NET ASSETS — 100%	$3,555,830,024
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2011, these restricted securities amounted to $583,881,757, which represented 16.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2011, these liquid restricted securities amounted to $583,881,757, which represented 16.4% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of August 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
IDB	— Industrial Development Bond
INS	— Insured
LOC	— Letter of Credit
4

Federated Treasury Cash Series

Portfolio of Investments

August 31, 2011 (unaudited)

Principal Amount			Value
		U.S. Treasury – 11.8%
$17,000,000	[1]	United States Treasury Bills, 0.170%, 9/1/2011	17,000,000
34,700,000		United States Treasury Notes, 0.750% - 4.500%, 11/30/2011	34,858,177
25,500,000		United States Treasury Notes, 0.875%, 1/31/2012	25,561,528
22,000,000		United States Treasury Notes, 1.000% - 4.500%, 4/30/2012	22,395,110
58,500,000		United States Treasury Notes, 1.000% - 4.625%, 12/31/2011	58,724,805
13,500,000		United States Treasury Notes, 1.000%, 3/31/2012	13,563,310
14,000,000		United States Treasury Notes, 1.000%, 9/30/2011	14,008,014
28,000,000		United States Treasury Notes, 1.375% - 4.875%, 2/15/2012	28,350,381
22,500,000		United States Treasury Notes, 1.750%, 11/15/2011	22,568,573
23,000,000		United States Treasury Notes, 4.625%, 2/29/2012	23,508,716
		TOTAL U.S. TREASURY	260,538,614
		Repurchase Agreements – 88.2%
157,000,000	[2]	Interest in $1,500,000,000 joint repurchase agreement 0.07%, dated 8/19/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,500,090,417 on 9/19/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,530,038,717.	157,000,000
48,000,000	[2]	Interest in $500,000,000 joint repurchase agreement 0.06%, dated 8/22/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,025,000 on 9/21/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $510,008,561.	48,000,000
212,269,000		Interest in $2,625,000,000 joint repurchase agreement 0.04%, dated 8/31/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,625,002,917 on 9/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2018 and the market value of those underlying securities was $2,677,503,016.	212,269,000
162,000,000	[2]	Interest in $1,750,000,000 joint repurchase agreement 0.07%, dated 8/10/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,750,306,250 on 11/8/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,785,076,400.	162,000,000
275,000,000		Interest in $3,275,000,000 joint repurchase agreement 0.05%, dated 8/31/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $3,275,004,549 on 9/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2018 and the market value of those underlying securities was $3,340,504,677.	275,000,000
275,000,000		Interest in $4,500,000,000 joint repurchase agreement 0.05%, dated 8/31/2011 under which Credit Agricole Securities (USA), Inc. will repurchase securities provided as collateral for $4,500,006,250 on 9/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $4,590,006,410.	275,000,000
275,000,000		Interest in $2,255,000,000 joint repurchase agreement 0.05%, dated 8/31/2011 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $2,255,003,132 on 9/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $2,300,105,464.	275,000,000
275,000,000		Interest in $1,775,000,000 joint repurchase agreement 0.05%, dated 8/31/2011 under which Societe Generale, New York will repurchase securities provided as collateral for $1,775,002,465 on 9/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2023 and the market value of those underlying securities was $1,810,502,528.	275,000,000
275,000,000		Interest in $1,100,000,000 joint repurchase agreement 0.06%, dated 8/31/2011 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,100,001,833 on 9/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $1,122,001,882.	275,000,000
		TOTAL REPURCHASE AGREEMENTS	1,954,269,000
		TOTAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[3]	2,214,807,614
		OTHER ASSETS AND LIABILITIES - NET — 0.0%[4]	925,795
		TOTAL NET ASSETS — 100%	$2,215,733,409

1

1	Discount rate at time of purchase.
2	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of August 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

2

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Cash Trust Series, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date October 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 21, 2011

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date October 21, 2011